Prepayment and Other Current Assets, Net (Tables)	6 Months Ended
Jun. 30, 2026
Other Assets [Abstract]
Schedule of Prepayment and Other Current Assets, Net

Prepayment and other current assets, net consist of the following:

	As of December 31, 2025	As of June 30, 2026
	HKD	HKD	USD
Prepayment – third party	29,385,651	19,783,824	2,522,803
Prepayment - related party	1,504,691	67,177,645	8,566,391
Others – third party	4,920	5,914	755
Total	30,895,262	86,967,383	11,089,949
Allowance for expected credit losses	(60,720)	(60,720)	(7,742)
Total, net	30,834,542	86,906,663	11,082,207